Financial Instruments And Risks (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments And Risks [Abstract]
Summary of Illustrates the Impact of an Appreciation or Depreciation

	For the year ended December 31,
	2024	2025
	RMB’000	RMB’000
5% appreciation of RMB	(120,981)	(45,521)
5% depreciation of RMB	120,981	45,521

Summary of out the Group's Financial Assets and Financial Liabilities Exposed to Interest Rate Risk
The following table sets out the Group’s financial assets and financial liabilities exposed to interest rate risk by repricing date, contractual maturity date or expected maturity date (whichever is earlier):

As of December 31, 2024	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	13,730,791	4,576,585	7,580,550	2,079,228	799,900	—	1,136,792	29,903,846
Restricted cash	12,606,465	468,019	953,933	49,455	—	—	54,162	14,132,034
Financial assets held under resale agreements	657,001	—	—	—	—	—	32	657,033
Financial assets at fair value through profit or loss	4,848,823	2,793,141	1,129,890	793,443	1,742,218	3,176,372	5,871,927	20,355,814
Financial assets at fair value through other comprehensive income	647,826	390,295	—	117,974	—	—	—	1,156,095
Financial assets at amortized cost	1,499,000	—	—	—	—	—	—	1,499,000
Accounts and other receivables and contract assets	—	—	—	—	—	—	4,698,008	4,698,008
Loans to customers	18,740,577	44,898,185	23,977,895	21,407,199	855,385	1,629,428	—	111,508,669

Total financial assets	52,730,483	53,126,225	33,642,268	24,447,299	3,397,503	4,805,800	11,760,921	183,910,499

LIABILITIES
Payable to platform investors	—	—	—	—	—	—	721,558	721,558
Borrowings	11,126,077	37,633,114	1,967,199	—	—	—	388,185	51,114,575
Customer deposits	2,906,107	1,026,951	—	—	—	—	692	3,933,750
Accounts and other payables and contract liabilities	—	—	—	—	—	—	2,833,692	2,833,692
Payable to investors of consolidated structured entities	12,719,274	21,581,299	7,973,593	521,458	—	—	—	42,795,624
Financing guarantee liabilities	—	—	—	—	—	—	4,217,979	4,217,979
Lease liabilities	56,162	130,705	91,030	24,766	204	—	—	302,867
Convertible promissory notes payable	—	—	6,174,050	—	—	—	—	6,174,050
Financial assets sold under repurchase agreements	782,397	—	—	—	—	—	62	782,459

Total financial liabilities	27,590,017	60,372,069	16,205,872	546,224	204	—	8,162,168	112,876,554

Total interest rate sensitivity gap	25,140,466	(7,245,844)	17,436,396	23,901,075	3,397,299	4,805,800	3,598,753	71,033,945

As of December 31, 2025	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	12,361,639	4,917,221	2,079,012	284,955	799,873	—	1,643,487	22,086,187
Restricted cash	11,642,624	7,216,198	60,454	25,370	—	—	90,508	19,035,154
Financial assets held under resale agreements	1,576,838	—	—	—	—	—	191	1,577,029
Financial assets at fair value through profit or loss	3,008,399	5,794,487	1,048,480	2,306,388	3,354,424	3,600,847	15,553,548	34,666,573
Financial assets at fair value through other comprehensive income	3,110,541	2,602,298	249,826	219,564	—	—	—	6,182,229
Accounts and other receivables and contract assets	—	—	—	—	—	—	3,081,225	3,081,225
Loans to customers	13,848,878	37,816,633	22,738,076	23,972,434	2,398,504	1,516,449	—	102,290,974

Total financial assets	45,548,919	58,346,837	26,175,848	26,808,711	6,552,801	5,117,296	20,368,959	188,919,371

LIABILITIES
Payable to platform investors	—	—	—	—	—	—	667,794	667,794
Borrowings	11,297,597	50,373,336	1,447,163	—	—	—	417,817	63,535,913
Customer deposits	6,694,151	2,699,338	—	—	—	—	63,445	9,456,934
Accounts and other payables and contract liabilities	—	—	—	—	—	—	3,138,181	3,138,181
Payable to investors of consolidated structured entities	10,393,888	14,321,735	3,943,001	262,598	—	—	—	28,921,222
Financing guarantee liabilities	—	—	—	—	—	—	5,647,343	5,647,343
Lease liabilities	47,422	104,559	81,864	23,626	2,293	—	—	259,764
Convertible promissory notes payable	—	6,503,803	—	—	—	—	—	6,503,803
Financial assets sold under repurchase agreements	1,661,960	—	—	—	—	—	48	1,662,008

Total financial liabilities	30,095,018	74,002,771	5,472,028	286,224	2,293	—	9,934,628	119,792,962

Total interest rate sensitivity gap	15,453,901	(15,655,934)	20,703,820	26,522,487	6,550,508	5,117,296	10,434,331	69,126,409

Summary of Impact to Profit Before Tax on the Structure of Interest-bearing Assets and Liabilities
The table below illustrates the impact to profit before tax of the coming year as of each reporting date based on the structure of interest-bearing assets, liabilities and interest rate derivative instruments as of December 31, 2024 and 2025, caused by a parallel shift of 100 basis points in interest rates.

	For the year ended December 31,
	2024	2025
	RMB’000	RMB’000
Change in interest rate
-100 basis points	(192,807)	(76,512)
+100 basis points	192,807	76,512

Summary of Macro Economic Assumptions used to Estimate Expected Credit Losses	As of December 31, 2024 and 2025, the range of multiple scenario forecasts of the key macroeconomic factors used to estimate ECL are listed below.

	December 31,	December 31,
	2024	2025
GDP – year on year percentage change	4.5%-5.3%	4.6%-5.2%
CPI – year on year percentage change	0.7%-1.5%	0.1%-1.0%
Broad measure of money supply (M1) – year on year percentage change	-0.6%-3.8%	3.2%-6.8%

Summary of Changes of ECL Impairment Provision on Loans to Customers and Financing Guarantee liabilities Related to ECL Assuming the Financial Assets
The following table shows the changes of ECL impairment provision on loans to customers and financing guarantee liabilities related to ECL assuming that the financial assets in stage 2 had been reclassified to stage 1 due to significant improvement in credit risk.

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
Total ECL and financing guarantee liabilities under the assumption of reclassification of financial instruments from stage 2 to stage 1	11,255,841	12,876,126
Total ECL and financing guarantee liabilities related to ECL recognized in the consolidated balance sheet	12,761,499	16,968,437
Difference-amount	(1,505,658)	(4,092,311)
Difference-ratio	-12%	-24%

Summary of Credit Risk Exposure of the Financial Instruments under the Scope of Expected Credit Loss
The following presents the credit risk exposure of the financial instruments under the scope of expected credit loss mentioned in measurement of ECL without considering guarantee or any other credit enhancement measures:

	As of December 31, 2024
	Stage I	Stage II	Stage III	Maximum credit risk exposure
(in RMB’000)
Book value
On-balance sheet
Cash at bank	29,903,846	—	—	29,903,846
Restricted cash	14,132,034	—	—	14,132,034
Financial assets held under resale agreements	657,033	—	—	657,033
Financial assets at fair value through other comprehensive income	1,156,095	—	—	1,156,095
Financial assets at amortized cost	1,499,000	—	—	1,499,000
Accounts and other receivables and contract assets	4,697,722	—	286	4,698,008
Loans to customers	110,425,071	665,187	418,411	111,508,669

Total	162,470,801	665,187	418,697	163,554,685

Off-balance sheet
Financing guarantee contracts	67,368,608	648,415	—	68,017,023

	As of December 31, 2025
	Stage I	Stage II	Stage III	Maximum credit risk exposure
(in RMB’000)
Book value
On-balance sheet
Cash at bank	22,086,187	—	—	22,086,187
Restricted cash	19,035,154	—	—	19,035,154
Financial assets held under resale agreements	1,577,029	—	—	1,577,029
Financial assets at fair value through other comprehensive income	6,182,229	—	—	6,182,229
Accounts and other receivables and contract assets	3,080,913	—	312	3,081,225
Loans to customers	100,622,452	920,689	747,833	102,290,974

Total	152,583,964	920,689	748,145	154,252,798

Off-balance sheet
Financing guarantee contracts	65,376,106	2,094,102	—	67,470,208

Summary of Liquidity Risk
The following table analyses the Group’s financial liabilities into relevant maturity grouping based on the remaining period at the end of each reporting period to the contractual or expected maturity date. The amounts disclosed in the tables below are undiscounted contractual or expected cash flows including interest payments computed using contractual rates, or, if floating, based on current rates, and interests with financial liabilities denominated in foreign currencies translated into RMB using the spot rate as of balance sheet date:

As of December 31, 2024	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities
Payable to platform investors	721,558	—	—	—	—	721,558
Borrowings	71,938	49,819,385	2,046,264	—	—	51,937,587
Customer deposit	469,093	3,494,698	—	—	—	3,963,791
Accounts and other payables and contract liabilities	1,489,870	1,343,822	—	—	—	2,833,692
Payable to investors of consolidated structured entities	—	34,900,519	8,343,092	545,599	—	43,789,210
Lease liabilities	705	189,663	94,648	25,980	238	311,234
Convertible promissory notes payable	—	51,790	7,088,236	—	—	7,140,026
Financial assets sold under repurchase agreements	—	782,583	—	—	—	782,583

Total	2,753,164	90,582,460	17,572,240	571,579	238	111,479,681

Financing guarantee contracts	68,017,023	—	—	—	—	68,017,023

As of December 31, 2025	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities
Payable to platform investors	667,794	—	—	—	—	667,794
Borrowings	—	62,854,633	1,470,926	—	—	64,325,559
Customer deposit	427,528	9,092,123	—	—	—	9,519,651
Accounts and other payables and contract liabilities	2,772,257	365,924	—	—	—	3,138,181
Payable to investors of consolidated structured entities	—	25,148,132	4,018,598	265,519	—	29,432,249
Lease liabilities	521	154,465	88,895	26,493	2,720	273,094
Convertible promissory notes payable	—	6,930,860	—	—	—	6,930,860
Financial assets sold under repurchase agreements	—	1,662,439	—	—	—	1,662,439

Total	3,868,100	106,208,576	5,578,419	292,012	2,720	115,949,827

Financing guarantee contracts	67,470,208	—	—	—	—	67,470,208

Summary of Group's Maximum Exposure to Structured Entities
The following table shows the Group’s maximum exposure to the unconsolidated structured entities representing the Group’s maximum possible risk exposure that could occur as a result of the Group’s arrangements with structured entities.
These unconsolidated structured products mainly include asset management plans, trust plans, mutual funds, private funds and wealth management products which are all classified as financial assets at fair value through profit or loss.

	As of December 31, 2024
(in RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured entities managed by third parties	NA	9,126,031	9,126,031	Investment income
Unconsolidated structured entities managed by affiliated entities	NA	1,237,189	1,237,189	Investment income
Unconsolidated structured entities serviced by the Group	21,168	—	21,168	Service fee

	As of December 31, 2025
(in RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured entities managed by third parties	NA	14,200,485	14,200,485	Investment income
Unconsolidated structured entities managed by affiliated entities	NA	830,880	830,880	Investment income
Unconsolidated structured entities serviced by the Group	19,740	—	19,740	Service fee

Summary of Fair Value Estimation
The following tables set forth the financial instruments recorded at fair value by level of the fair value hierarchy:

As of December 31, 2024	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Financial assets at fair value through other comprehensive income
Treasury bills	486,425	—	—	486,425
Certificates of deposits	669,670	—	—	669,670

	1,156,095	—	—	1,156,095

Financial assets at fair value through profit or loss
Trust plans	—	3,937,660	308,956	4,246,616
Private funds and other equity investments	—	—	598,366	598,366
Mutual funds	3,903,003	—	—	3,903,003
Debt securities	—	4,931,967	—	4,931,967
Wealth management products	—	1,628,417	—	1,628,417
Structured deposits	—	1,900,622	—	1,900,622
Others debt investments	—	30,706	3,116,117	3,146,823

	3,903,003	12,429,372	4,023,439	20,355,814

Total	5,059,098	12,429,372	4,023,439	21,511,909

As of December 31, 2025	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Financial assets at fair value through other comprehensive income
Treasury bills	3,548,798	—	—	3,548,798
Certificates of deposits	2,067,547	—	—	2,067,547
Other debt securities	565,884	—	—	565,884

	6,182,229	—	—	6,182,229

Financial assets at fair value through profit or loss
Debt securities	—	12,490,805	—	12,490,805
Wealth management products	—	11,430,637	—	11,430,637
Mutual funds	2,918,741	—	—	2,918,741
Structured deposits	—	2,434,136	—	2,434,136
Private funds and other equity investments	—	—	567,274	567,274
Trust plans	—	94,813	382,448	477,261
Others debt investments	—	—	4,347,719	4,347,719

	2,918,741	26,450,391	5,297,441	34,666,573

Derivative instruments
Cross currency swap	—	(5,239)	—	(5,239)

Total	9,100,970	26,445,152	5,297,441	40,843,563

Summary of the Changes in Level 3 Instruments
The following table presents the changes in Level 3 instruments for the years ended December 31, 2023, 2024 and 2025:

Financial assets at fair value through profit or loss	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
As of beginning of the year	3,005,576	5,486,954	4,023,439
Additions	2,719,547	1,385,507	1,466,648
Transfer into Level 3	1,062,703	—	—
Disposal	(1,020,562)	(1,276,834)	(1,202,902)
Gains or losses recognized in profit or loss	(280,310)	(1,572,188)	1,010,256

As of end of the year	5,486,954	4,023,439	5,297,441

Summary of Impact to Profit/(Loss) Before Income Tax
As of December 31, 2025, the discount rates used to determine fair value of Level 3 instruments ranged from 1.22% to 13.25% (December 31, 2024: 0.66% to 13.99%). The table below illustrates the carrying amount of the Level 3 instruments with the fair value determined using the discounted cash flow method as well as the impact to profit/(loss) before income tax expense for the years ended December 31, 2024 and 2025, if the risk-adjusted discount rate had increased/decreased by 100 basis points with all other variables held constant.

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Discounted cash flow method	3,819,204	5,225,180
Expected changes in profit/(loss) before income tax ex pense
+100 basis points	(113,936)	(97,831)
-100 basis points	119,511	102,194